Other Income (Expense)	6 Months Ended
Jun. 30, 2024
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Other Income (Expense)
10.	Other Income (Expense)

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2024	2023	2024	2023

Interest income		$4,396	$8,181	$10,134	$15,111

Dividend income		481	700	1,181	917

Foreign exchange gain (loss)		48	(202)	622	71

Gain (loss) on fair value adjustment of share purchase warrants held mandatorily measured at FVTNE 1		197	(280)	380	(105)

Other		-	293	-	260

Total other income (expense)		$5,122	$8,692	$12,317	$16,254
1)  FVTNE refers to Fair Value Through Net Earnings